EMPLOYEE RETIREMENT AND POST-RETIREMENT BENEFIT PLANS (TABLES)	12 Months Ended
Jan. 03, 2014
Defined benefit pension plans, defined contribution plans, and defined benefit postretirement plans disclosure [Abstract]
Schedule of defined benefit pension plans benefit obligations and assumptions [Table Text Block]

				##SL
	Domestic Plans		Foreign Plans
	January 3,	December 28,	January 3,	December 28,
(In millions, except percentages)	2014	2012	2014	2012
Change in benefit obligation:
Benefit obligation at beginning of year	$443.4	$383.3	$485.9	$447.9
Service cost	7.5	7.5	0.5	0.6
Interest cost	17.6	18.9	22.2	22.6
Employee contributions	—	—	0.4	0.4
Plan amendment	2.7	—	—	—
Benefits paid and expenses	(21.6)	(16.6)	(15.4)	(14.9)
Exchange rate changes	—	—	13.2	20.8
Actuarial (gain) loss	(34.4)	50.3	49.8	8.5
Benefit obligation at end of year	$415.2	$443.4	$556.6	$485.9

Change in plan assets:
Fair value of plan assets at beginning of year	$274.2	$236.4	$370.8	$334.3
Actual gain (loss) on plan assets	28.3	31.4	22.2	25.6
Employer contributions	16.0	18.4	9.1	9.7
Employer direct benefit payments	5.1	4.6	—	—
Employee contributions	—	—	0.4	0.4
Exchange rate changes	—	—	8.6	15.7
Benefits paid and expenses	(21.6)	(16.6)	(15.4)	(14.9)
Fair value of plan assets at end of year	$302.0	$274.2	$395.7	$370.8

Underfunded status reconciliation:
Underfunded status	$113.2	$169.2	$160.9	$115.1
Net amount recognized	$113.2	$169.2	$160.9	$115.1

Amounts recognized in our Consolidated Balance Sheets consist of:
Accrued benefit liability included in current liabilities	$20.9	$5.1	$—	$—
Accrued benefit liability included in other long-term liabilities	92.3	164.1	160.9	115.1
Net amount recognized	$113.2	$169.2	$160.9	$115.1

Amounts recognized in accumulated other comprehensive income consist of:
Prior service income	$0.2	$0.6	$—	$—
Net gain (loss)	(80.8)	(140.5)	(96.1)	(41.6)
Net amount recognized	$(80.6)	$(139.9)	$(96.1)	$(41.6)

Additional information:
Accumulated benefit obligation	$409.7	$437.6	$545.1	$470.7

Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	4.97%	4.02%	4.70%	4.80%
Rate of compensation increase	4.50%	4.50%	3.30%	2.80%

	Domestic Plans		Foreign Plans
	January 3,	December 28,	January 3,	December 28,
(In millions, except percentages)	2014	2012	2014	2012
Amounts recognized in accumulated other comprehensive income consist of:
Prior service income	$0.2	$0.6	$—	$—
Net gain (loss)	(80.8)	(140.5)	(96.1)	(41.6)
Net amount recognized	$(80.6)	$(139.9)	$(96.1)	$(41.6)

Additional information:
Accumulated benefit obligation	$409.7	$437.6	$545.1	$470.7

Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	4.97%	4.02%	4.70%	4.80%
Rate of compensation increase	4.50%	4.50%	3.30%	2.80%

Schedule of net periodic pension costs and other comprehensive income [Table Text Block]
	Years Ended
	Domestic Plans			Foreign Plans
	January 3,	December 28,	December 30,	January 3,	December 28,	December 30,
(In millions, except percentages)	2014	2012	2011	2014	2012	2011
Net periodic pension costs:
Service cost	$7.5	$7.5	$6.8	$0.5	$0.6	$0.6
Interest cost	17.6	18.9	19.0	22.2	22.6	24.4
Expected return on plan assets	(19.2)	(17.7)	(16.4)	(23.2)	(22.2)	(22.9)
Amortization or curtailment recognition of prior service cost	2.3	(3.0)	(3.2)	—	—	—
Recognized actuarial loss	16.2	9.8	7.4	—	—	—
Total net periodic pension costs	$24.4	$15.5	$13.6	$(0.5)	$1.0	$2.1

Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$2.7	$—	$(1.1)	$—	$—	$—
Net loss (gain)	(43.5)	36.7	27.3	50.9	5.1	48.6
Effect of exchange rate changes on amounts included in accumulated other comprehensive income	—	—	—	3.6	1.7	(1.9)
Amortization or curtailment recognition of prior service cost	(2.3)	3.0	3.2	—	—	—
Amortization or settlement recognition of net loss	(16.2)	(9.8)	(7.4)	—	—	—
Total recognized in other comprehensive loss (income)	$(59.3)	$29.9	$22.0	$54.5	$6.8	$46.7

Total recognized in net periodic pension costs and other comprehensive loss (income)	$(34.9)	$45.4	$35.6	$54.0	$7.8	$48.8

Weighted-average assumptions used to determine net periodic cost for years ended:
Discount rate	4.02%	5.05%	5.55%	4.80%	5.00%	5.70%
Rate of compensation increase	4.50%	4.50%	4.50%	2.80%	3.00%	3.45%
Expected long-term rate of return on plan assets	7.35%	7.34%	7.44%	7.00%	7.00%	6.96%

Measurement dates	12/28/2012	12/30/2011	12/31/2010	12/28/2012	12/30/2011	12/31/2010

Defined benefit pension plans target asset allocation [Table Text Block]
	Current Target Asset Allocation
	Domestic Plans	Foreign Plans
Equity securities	45%	30%
Debt securities	55%	36%
Real estate	—	6%
Hedge fund	—	25%
Other	—	3%
Total	100%	100%

Defined benefit pension plans estimated future benefit payments [Table Text Block]
For the Fiscal Year:	Estimated Future Benefit Payments
(In millions)	Domestic Plans	Foreign Plans
2014	$38.0	$17.0
2015	23.0	17.0
2016	23.0	18.0
2017	24.0	18.0
2018	25.0	19.0
Next five fiscal years thereafter	130.0	103.0
Total	$263.0	$192.0

Schedule of fair values of defined benefit pension plans and post-retirement benefit plan assets [Table Text Block]
	Total	Fair Value Measurement as of January 3, 2014
	Carrying			Significant
	Value as of	Quoted Prices in	Significant Other	Unobservable
	January 3,	Active Markets	Observable Inputs	Inputs
(In millions)	2014	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$15.7	$5.1	$10.6	$—
U.S. equity funds	78.1	—	78.1	—
International equity funds	95.6	—	95.6	—
Global equity funds	82.4	—	82.4	—
Fixed income securities	304.4	—	294.5	9.9
International property funds	121.5	—	42.7	78.8
Total	$697.7	$5.1	$603.9	$88.7

	Total	Fair Value Measurement as of December 28, 2012
	Carrying			Significant
	Value as of	Quoted Prices in	Significant Other	Unobservable
	December 28,	Active Markets	Observable Inputs	Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$21.0	$8.0	$13.0	$—
U.S. equity funds	74.4	—	74.4	—
International equity funds	94.6	—	94.6	—
Global equity funds	72.2	—	72.2	—
Fixed income securities	264.9	—	264.9	—
International property funds	117.9	—	43.8	74.1
Total	$645.0	$8.0	$562.9	$74.1

Schedule of effect of significant unobservable inputs, changes in plan assets [Table Text Block]
(In millions)	Level 3 Fair Value Measurement Rollforward

Balance as of December 30, 2011	$47.9
Unrealized gains (losses)	4.4
Purchases, sales, issuances and settlements, net	21.8
Balance as of December 28, 2012	$74.1
Realized gains (losses)	0.1
Unrealized gains (losses)	6.3
Purchases, sales, issuances and settlements, net	8.2
Balance as of January 3, 2014	$88.7

Schedule of post-retirement benefit plans disclosures [Table Text Block]
	January 3,	December 28,
	2014	2012
Assumed blended health care cost trend rates at year-end:
Health care cost trend rate assumed for next year	7.92%	7.94%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.94%	4.94%
Years that the rates reach the ultimate trend rate	2020/2024	2020/2024